2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Working capital	$ 497,881	$ 1,142,219	$ 1,534,315
Net loss for the year	(903,039)	(34,405,463)	(643,227)
Deficit	$ (75,829,695)	$ (74,926,656)	$ (40,521,193)